Acquisitions	6 Months Ended
Jun. 30, 2014
Business Acquisitions (Abstract)
Acquistions
3.      Acquisitions

a. Hercules Container Carrier S.A. (M/V Hyundai Premium)
On March 20, 2013, the Partnership acquired the shares of Hercules Container Carrier S.A., the vessel owning company of the M/V Hyundai Premium (“Hercules”), a 2013 built 5,000 Twenty feet Equivalent Unit (“TEU”) from Capital Maritime & Trading Corp. (“CMTC”) for a total consideration of $65,000 following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. The vessel at the time of her acquisition by the Partnership was fixed on a twelve year time charter, with Hyundai Merchant Marine Co Ltd (“HMM”).  The time charter commenced in March 2013 and the earliest expiration date under the charter is in January 2025.
The Partnership accounted for the acquisition of Hercules as an acquisition of a business. All assets and liabilities of Hercules except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

• Purchase Price
The total purchase consideration of $65,000 was funded using a portion of the $54,000 draw-down from the Partnership's $350,000 credit facility (Note 7),  part of the net proceeds from the issuance of 9,100,000 Partnership's Class B Convertible Preferred Units in March 2013 (Note 9) and part of the Partnership's available cash.

•Acquisition related costs
There were no costs incurred in relation to the acquisition of Hercules.

•Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Hercules and the gain from bargain purchase recorded as non operating income, net in the Partnership's unaudited condensed consolidated statements of comprehensive income for the six month period ended June 30, 2013 was calculated as follows:

As of March 20, 2013
Vessel	$54,000
Above market acquired time charter	$19,707
Identifiable assets	$73,707
Purchase price	$(65,000).
Gain from bargain purchase	$8,707

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After a subsequent review and reassessment of valuation methods and procedures of the $73,707 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $8,707 in its unaudited condensed consolidated statements of comprehensive income, in accordance with Accounting Standard Codification (“ASC”) Subtopic 805-30 “Business Combinations, Goodwill or Gain from Bargain Purchase, Including Consideration Transferred” as of the Hercules acquisition date.

• Identifiable intangible assets

The following table sets forth the component of the identifiable intangible asset acquired with the  purchase of Hercules which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of March 20, 2013	Duration of time charter acquired
Above market acquired time charter	$19,707	11.8 years

.

The fair value of the above market time charter acquired was determined as the difference between the time charter rate at which the vessel was fixed at and market rate for comparable charter as provided by independent third parties on the business combination date discounted at a WACC of approximately 11%.

Total revenues and net income of M/V Hyundai Premium since its acquisition by the Partnership were $2,583 and $1,305 respectively and were included in the Partnership's unaudited condensed consolidated statements of comprehensive income for the six month period ended June 30, 2013.

• Pro Forma Financial Information

The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:
•             The Partnership's actual results of operations for the six month period ended June 30, 2013
 •             Pro forma results of operations of Hercules for the period from its vessel's delivery from the shipyard on March 11, 2013 (vessel inception) to March 20, 2013 as if Hyundai Premium was operating under post acquisition revenue and cost structure.
The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.
The following table summarizes total net revenues; net income and net income per common unit of the combined entity had the acquisition of Hyundai Premium occurred on March 11, 2013 (vessel inception):

For the six month periods ended June 30, 2013
Total revenues	$81,957
Partnership's net income	$64,424
Partnership's net income available to preferred unit holders	$10,540
General Partner's interest in Partnership's net income	$1,078
Common unit holders interest in Partnership's net income	$52,806
Net income per common unit basic	$0.76
Net income per common unit diluted	$0.71

.

 b. Iason Container Carrier S.A. (M/V Hyundai Paramount)
On 27 March 2013, the M/V Hyundai Paramount, a 2013 built 5,000 TEU container vessel, was delivered to CMTC from a shipyard and on the same date the Partnership acquired the shares of Iason Container Carrier S.A (“Iason”), the vessel owning company of M/V Hyundai Paramount from CMTC for a total consideration of $65,000 following the unanimous recommendation of the conflicts committee and the unanimous approval of the board of directors. At the time of her acquisition by the Partnership the vessel was fixed on a twelve year time charter, with HMM. The time charter commenced in April 2013 and the earliest expiration date under the charter is in February 2025.
The Partnership accounted for the acquisition of Iason as an acquisition of a business. All assets and liabilities of Iason except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•  Purchase Price
The total purchase consideration of $65,000 was funded using a portion of the $54,000 draw-down from the Partnership's $350,000 credit facility (Note 7),  part of the net proceeds from the issuance of  9,100,000 Partnership's Class B Convertible Preferred Units in March 2013 (Note 9) and part of the Partnership's available cash.
• Acquisition related costs
There were no costs incurred in relation to the acquisition of Iason.

 • Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Iason and the gain from bargain purchase recorded as non operating income, net in the Partnership's unaudited condensed consolidated statements of comprehensive income for the six month period ended June 30, 2013 was calculated as follows:

As of March 27, 2013
Vessel	$54,000
Above market acquired time charter	$19,768
Identifiable assets	$73,768
Purchase price	$(65,000).
Gain from bargain purchase	$8,768
.

After a subsequent review and reassessment of valuation methods and procedures of the $73,768 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $8,768 in its unaudited condensed consolidated statements of comprehensive income, in accordance with ASC Subtopic 805-30 “Business Combinations, Goodwill or Gain from Bargain Purchase, Including Consideration Transferred” as of the Iason acquisition date.

•      Identifiable intangible assets

The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Iason which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of March 27, 2013	Duration of time charter acquired
Above market acquired time charter	$19,768	11.8 years
.

The fair value of the above market time charter acquired was determined as the difference between the time charter rate at which the vessel was fixed at and market rate for comparable charter as provided by independent third parties on the business combination date discounted at a WACC of approximately 11%.

Total revenues and net loss of M/V Hyundai Paramount since its acquisition by the Partnership were $2,156 and $969 respectively and were included in the Partnership's unaudited condensed consolidated statements of comprehensive income for the six month period ended June 30, 2013.

• Pro Forma Financial Information

There is no pro forma financial information available in relation to the acquisition of Iason as its vessel was under construction up to the date of its acquisition by the Partnership.